Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liabilities [Abstract]
Schedule of Lease Liabilities
	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Current	212,851	211,265
Non-current	224,297	16,028
	437,148	227,293

Schedule of Reconciliations of the Values at the Beginning and End

Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:

	2025	2024
Consolidated	$	$

Balance at January 1	227,293	452,778
Additions	418,824	-
Disposals (return of leased cars)	(12,330)	-
Accretion of interest	9,296	27,052
Payments	(220,104)	(246,918)
Effect of exchange rates differences	14,169	(5,619)

Balance at December 31	437,148	227,293

Schedule of Consolidated
	1 year or less	Between 1 and 2 years	Between 2 and 3 years	Over 3 years	Total
Consolidated	$	$	$	$	$

December 31, 2025	212,851	205,379	18,918	-	437,148
December 31, 2024	211,265	16,028	-	-	227,293